Financial Risk Management - Capital Management - Schedule of Capital (Details) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of short sale and derivative obligations)	$ 36,900.0	$ 27,100.0
Borrowings	6,414.1	4,767.6
Net debt	4,057.2	3,438.2
Non-controlling interests	4,600.9	2,000.0
Total equity	$ 18,412.0	$ 11,820.1	$ 12,018.9
Net debt/total equity	22.00%	29.10%
Net debt/net total capital	18.10%	22.50%
Total debt/total capital	25.80%	28.70%
Interest coverage	7.1
Interest and preferred share dividend distribution coverage	6
Common shareholders’ equity
Disclosure of financial liabilities [line items]
Equity in stock	$ 12,475.6	$ 8,484.6
Preferred shares
Disclosure of financial liabilities [line items]
Equity in stock	1,335.5	1,335.5	$ 1,334.9
Holding company
Disclosure of financial liabilities [line items]
Holding company cash and investments (net of short sale and derivative obligations)	2,356.9	$ 1,329.4
Borrowings	3,475.1
Insurance and reinsurance companies
Disclosure of financial liabilities [line items]
Borrowings	1,373.0
Non-insurance companies
Disclosure of financial liabilities [line items]
Borrowings	$ 1,566.0